Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Restricted cash		$ 2,000,000	$ 2,000,000
Guarantee liabilities recognized as sales	$ 1,100,000
Guarantee liabilities in other current liabilities	0	$ 1,200,000
Amount for upgradation requested but not yet fulfilled.	$ 200,000
Offered period for sales return	30 days	30 days
Allowance for product returns	$ 200,000	$ 200,000	300,000
Warranty reserve	$ 4,750,000	5,690,000	3,547,000	$ 1,974,000
Excess tax benefits for which benefit could not previously be recognized		$ 8,167,000	7,594,000	3,539,000	$ 1,912,000
Percentage of revenue recognition from contracts with customers	99.00%
Number of operating segments | Segment		1
Investment held-to-maturity		$ 0	$ 0
Company amortizes patent costs over their estimated useful life		66 months	78 months
Advertising cost		$ 900,000	$ 1,000,000	$ 1,500,000
Debt issuance cost			400,000
ASU 2016-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Excess tax benefits for which benefit could not previously be recognized		656,000
Warranty reserves [Member]
Summary Of Significant Accounting Policies [Line Items]
Warranty reserve	$ 4,800,000	5,700,000	3,500,000
Connect Hosting Service [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred revenue	$ 1,800,000	$ 1,600,000	1,100,000
Revenue recognition hosting period	4 years	4 years
Tandem Pump [Member]
Summary Of Significant Accounting Policies [Line Items]
Warranty period offered	4 years	4 years
Slim cartridges and infusion sets [Member]
Summary Of Significant Accounting Policies [Line Items]
Warranty period offered	6 months	6 months
Trade-in rights reserve [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred revenue		$ 3,200,000
Term Loan Agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 10,000,000	$ 2,000,000	$ 2,000,000
Patents [Member]
Summary Of Significant Accounting Policies [Line Items]
Company amortizes patent costs over their estimated useful life		10 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets		7 years